Northwestern Mutual Series Fund, Inc.

Supplement dated August 27, 2010

to the

Statutory Prospectus Dated May 1, 2010

As Supplemented May 20, 2010

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated May 1, 2010, as supplemented May 20, 2010 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Updates

(A)	Index 500 Stock, Index 400 Stock, Index 600 Stock, Short-Term Bond, Select Bond, Balanced and Asset Allocation Portfolios

Patricia L. Van Kampen, who currently serves as a portfolio manager for the Index 500 Stock Portfolio, Index 400 Stock Portfolio, Index 600 Stock Portfolio, Balanced Portfolio and Asset Allocation Portfolio (the “Portfolios”), is retiring effective December 31, 2010. Ms. Van Kampen will continue to serve in her current capacity as portfolio manager for the Portfolios through September 30, 2010 to assist in the transition of portfolio management responsibilities. Effective September 30, 2010, the following Prospectus changes will take effect:

Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios:

The summary for each of the Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios contained in the Prospectus is hereby amended to replace the corresponding information in the “Portfolio Management” section of the summary for each Portfolio:

“Portfolio Managers: R. David Ells, Director of MSA, joined Northwestern Mutual in 2004 and has been co-portfolio manager of the Portfolio since September 2010.

Steven A. Warren, Associate of MSA, joined Northwestern Mutual in 1998 and has been co-portfolio manager of the Portfolio since September 2010.”

The information currently set forth under the “Index 500 Stock Portfolio,” “Index 400 Stock Portfolio” and “Index 600 Stock Portfolio” paragraphs of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deemed deleted and replaced with the following text:

“R. David Ells, Director of Mason Street Advisors, acts as co-manager for the Portfolio. Mr. Ells, who joined Northwestern Mutual in 2004, acts as one of the two lead portfolio managers for the Balanced Portfolio and Asset Allocation Portfolio, is a portfolio manager for other Fund portfolios and manages various fixed income portfolios for Northwestern Mutual.

Steven A. Warren, Associate of Mason Street Advisors, acts as co-manager for the Portfolio. Mr. Warren, who joined Northwestern Mutual in 1998, is a portfolio manager for other Fund portfolios and is also responsible for the execution of equity and equity derivative transactions at Mason Street Advisors.”

Balanced and Asset Allocation Portfolios:

Effective September 30, 2010, R. David Ells will replace Patricia L. Van Kampen in her role as a portfolio manager for the Balanced and Asset Allocation Portfolio (the “Portfolios”). In addition, Steven J. Lyons will be added as a co-portfolio manager for the investment grade bond portion of each of the Portfolios. The summary for each of the Portfolios contained in the Prospectus is hereby amended to delete the paragraph relating to Ms. Van Kampen in the “Portfolio Management” section of each summary, to amend the paragraph relating to Mr. Ells, and to add the following information about Mr. Lyons, as follows:

“R. David Ells, co-lead manager of the Portfolio, co-manages the investment grade bond portion of the Portfolio, has primary responsibility for the international equity portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2004.

Steven J. Lyons co-manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2006.”

The paragraph relating to Ms. Van Kampen currently set forth under the “Balanced Portfolio/Asset Allocation Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deemed deleted, and the paragraph relating to R. David Ells shall be amended as set forth hereafter, each effective September 30, 2010:

“R. David Ells is co-lead manager, co-manages the investment grade bond portion of each Portfolio and has primary responsibility for the international equity portion of each Portfolio. For Mr. Ells’ biographical information, please refer to “Index 500 Stock Portfolio,” above.”

Finally, the following paragraph relating to Mr. Lyons shall be inserted under the “Balanced Portfolio/Asset Allocation Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Steven J. Lyons co-manages the investment grade bond portion of each Portfolio. For Mr. Lyons’ biographical information, please refer to “Select Bond Portfolio,” above.”

Short-Term Bond Portfolio:

Effective September 30, 2010, Brian K. Yeazel will be added as a co-portfolio manager for the Short-Term Bond Portfolio (the “Portfolio”). The “Portfolio Management” section of the summary for the Portfolio contained in the Prospectus is hereby amended to add the following information about Mr. Yeazel:

“Brian K. Yeazel, Director of MSA, joined Northwestern Mutual in 2004 and has been co-portfolio manager of the Portfolio since September 2010.”

In addition, the “Short-Term Bond Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” shall be updated by adding Mr. Yeazel’s biography, as follows:

“Brian K. Yeazel, who co-manages the Portfolio, is a Director of Mason Street Advisors. Mr. Yeazel, who joined Northwestern Mutual in 1994, is responsible for all fixed income trading and securities lending activities at Mason Street Advisors, and also manages Government, Agency and money market investments.”

Select Bond Portfolio:

Effective September 30, 2010, Steven J. Lyons will be added as a co-portfolio manager for the Select Bond Portfolio (the “Portfolio”). The “Portfolio Management” section of the summary for the Portfolio contained in the Prospectus is hereby amended to add the following information about Mr. Lyons:

“Steven J. Lyons, Director of MSA, joined Northwestern Mutual in 2006 and has been co-portfolio manager of the Portfolio since September 2010.”

In addition, the “Select Bond Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” shall be updated by adding Mr. Lyons’ biography, as follows:

“Steven J. Lyons, who co-manages the Portfolio, is a Director of Mason Street Advisors. Mr. Lyons, who joined Northwestern Mutual in 1996, is co-head of Mason Street Advisors’ credit research group.”

(B)	International Growth Portfolio

Effective September 1, 2010, a team of portfolio managers will replace Brent A. Lynn as the portfolio manager of the International Growth Portfolio (the “Portfolio”). The “Portfolio Management” section of the summary for the Portfolio contained in the Prospectus is hereby amended to replace the corresponding information:

“Portfolio Managers: Julian McManus, Co-Portfolio Manager of Janus, joined Janus in 2004 and has been co-portfolio manager since September 2010.

Guy Scott, Co-Portfolio Manager of Janus, joined Janus in 2007 and has been co-portfolio manager of the Portfolio since September 2010.

Carmel Wellso, Co-Portfolio Manager of Janus, joined Janus in 2008 and has been co-portfolio manager of the Portfolio since September 2010.”

In addition, the “Principal Risks” section of the summary for the Portfolio is hereby amended to include the following additional bullet point:

•

High Portfolio Turnover Risk – The Portfolio may experience significantly increased portfolio turnover over the short term in connection with the initial transition to a new portfolio management team. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect the Portfolio’s performance.

The Prospectus is further amended to replace the biography for Mr. Lynn currently set forth under the “International Growth Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” with the following information:

“Julian McManus, Co-Portfolio Manager of Janus, has been co-portfolio manager of the Portfolio since September 2010. Mr. McManus joined Janus in 2004, is an equity research analyst and also manages other Janus accounts.

Guy Scott, Co-Portfolio Manager of Janus, has been co-portfolio manager of the Portfolio since September 2010. Mr. Scott joined Janus in 2007 as a research analyst. He also manages other Janus accounts.

Carmel Wellso, Co-Portfolio Manager of Janus, has been co-portfolio manager of the Portfolio since September 2010. Ms. Wellso joined Janus in 2008 as a research analyst. She also manages other Janus accounts.”

The Portfolio may experience significantly increased portfolio turnover over the short term in connection with the initial transition to a new portfolio management team. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect the Portfolio’s performance. The Portfolio’s investment adviser and sub-adviser are actively taking steps to minimize the transaction costs associated with the portfolio management transition.

(C)	International Equity Portfolio

Effective September 1, 2010, Neil Devlin will replace Dr. Guang Yang as one of the two portfolio managers of the International Equity Portfolio (the “Portfolio”). The summary for the Portfolio contained in the Prospectus is hereby amended to replace the corresponding information about Dr. Yang in the “Portfolio Management” section of the summary with the following information about Mr. Devlin:

“Neil Devlin, Executive Vice President of Templeton, joined Templeton in 2007 and has been co-portfolio manager of the Portfolio since September 2010.”

In addition, the Prospectus is hereby amended to replace the biography for Dr. Yang currently set forth under the “International Equity Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” with the following information:

“Neil Devlin, Executive Vice President of Templeton, has been co-portfolio manager of the Portfolio since September 2010. Mr. Devlin originally joined Templeton in 1987 and served as Templeton’s Chief Investment Officer for fixed income from 1994 to 1999. He rejoined Templeton in 2007, and currently manages institutional equity portfolios and has other research responsibilities for Templeton. Prior to rejoining Templeton, Mr. Devlin was a portfolio manager with Boston Partners.”

In light of Dr. Yang’s departure, Templeton Investment Counsel, LLC’s arrangement with Franklin Templeton Investments (Asia) Limited for the provision of investment management advice and assistance, including the portfolio management services of Dr. Yang, will be terminated effective September 1, 2010.

Implementation of Fee Reduction and Waiver – Focused Appreciation Portfolio

Pursuant to an Amendment dated August 12, 2010 to the Amended and Restated Investment Sub-Advisory Agreement between the Focused Appreciation Portfolio’s investment adviser, Mason Street Advisors, LLC (Mason Street Advisors) and Janus Capital Management LLC (“Janus”), the Portfolio’s sub-adviser, Mason Street Advisors will pay Janus 0.50% on the first $100 million of the Portfolio’s assets, 0.45% on the next $200 million, 0.40% on the next $200 million and 0.35% on assets in excess of $500 million. In addition, Mason Street Advisors has agreed to waive its investment management fee such that the management fee for the Portfolio will be 0.75% on first $100 million of the Portfolio’s assets, 0.70% on the next $200 million, 0.65% on the next $200 million and 0.60% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2011.

Northwestern Mutual Series Fund, Inc.

Supplement dated August 27, 2010

to the

Statutory Prospectus Dated May 1, 2010

As Supplemented May 20, 2010

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated May 1, 2010, as supplemented May 20, 2010 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Updates

(A) Index 500 Stock, Index 400 Stock, Select Bond, Balanced and Asset Allocation Portfolios

Patricia L. Van Kampen, who currently serves as a portfolio manager for the Index 500 Stock Portfolio, Index 400 Stock Portfolio, Balanced Portfolio and Asset Allocation Portfolio (the “Portfolios”), is retiring effective December 31, 2010. Ms. Van Kampen will continue to serve in her current capacity as portfolio manager for the Portfolios through September 30, 2010 to assist in the transition of portfolio management responsibilities. Effective September 30, 2010, the following Prospectus changes will take effect:

Index 500 Stock and Index 400 Stock Portfolios:

The summary for each of the Index 500 Stock and Index 400 Stock Portfolios contained in the Prospectus is hereby amended to replace the corresponding information in the “Portfolio Management” section of the summary for each Portfolio:

“Portfolio Managers: R. David Ells, Director of MSA, joined Northwestern Mutual in 2004 and has been co-portfolio manager of the Portfolio since September 2010.

Steven A. Warren, Associate of MSA, joined Northwestern Mutual in 1998 and has been co-portfolio manager of the Portfolio since September 2010.”

The information currently set forth under the “Index 500 Stock Portfolio” and “Index 400 Stock Portfolio” paragraphs of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deemed deleted and replaced with the following text:

“R. David Ells, Director of Mason Street Advisors, acts as co-manager for the Portfolio. Mr. Ells, who joined Northwestern Mutual in 2004, acts as one of the two lead portfolio managers for the Balanced Portfolio and Asset Allocation Portfolio, is a portfolio manager for other Fund portfolios and manages various fixed income portfolios for Northwestern Mutual.

Steven A. Warren, Associate of Mason Street Advisors, acts as co-manager for the Portfolio. Mr. Warren, who joined Northwestern Mutual in 1998, is a portfolio manager for other Fund portfolios and is also responsible for the execution of equity and equity derivative transactions at Mason Street Advisors.”

Balanced and Asset Allocation Portfolios:

Effective September 30, 2010, R. David Ells will replace Patricia L. Van Kampen in her role as a portfolio manager for the Balanced and Asset Allocation Portfolio (the “Portfolios”). In addition, Steven J. Lyons will be added as a co-portfolio manager for the investment grade bond portion of each of the Portfolios. The summary for each of the Portfolios contained in the Prospectus is hereby amended to delete the paragraph relating to Ms. Van Kampen in the “Portfolio Management” section of each summary, to amend the paragraph relating to Mr. Ells, and to add the following information about Mr. Lyons, as follows:

“R. David Ells, co-lead manager of the Portfolio, co-manages the investment grade bond portion of the Portfolio, has primary responsibility for the international equity portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2004.

Steven J. Lyons co-manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2006.”

The paragraph relating to Ms. Van Kampen currently set forth under the “Balanced Portfolio/Asset Allocation Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deemed deleted, and the paragraph relating to R. David Ells shall be amended as set forth hereafter, each effective September 30, 2010:

“R. David Ells is co-lead manager, co-manages the investment grade bond portion of each Portfolio and has primary responsibility for the international equity portion of each Portfolio. For Mr. Ells’ biographical information, please refer to “Index 500 Stock Portfolio,” above.”

Finally, the following paragraph relating to Mr. Lyons shall be inserted under the “Balanced Portfolio/Asset Allocation Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Steven J. Lyons co-manages the investment grade bond portion of each Portfolio. For Mr. Lyons’ biographical information, please refer to “Select Bond Portfolio,” above.”

Select Bond Portfolio:

Effective September 30, 2010, Steven J. Lyons will be added as a co-portfolio manager for the Select Bond Portfolio (the “Portfolio”). The “Portfolio Management” section of the summary for the Portfolio contained in the Prospectus is hereby amended to add the following information about Mr. Lyons:

“Steven J. Lyons, Director of MSA, joined Northwestern Mutual in 2006 and has been co-portfolio manager of the Portfolio since September 2010.”

In addition, the “Select Bond Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” shall be updated by adding Mr. Lyons’ biography, as follows:

“Steven J. Lyons, who co-manages the Portfolio, is a Director of Mason Street Advisors. Mr. Lyons, who joined Northwestern Mutual in 1996, is co-head of Mason Street Advisors’ credit research group.”

(B) International Growth Portfolio

Effective September 1, 2010, a team of portfolio managers will replace Brent A. Lynn as the portfolio manager of the International Growth Portfolio (the “Portfolio”). The “Portfolio Management” section of the summary for the Portfolio contained in the Prospectus is hereby amended to replace the corresponding information:

“Portfolio Managers: Julian McManus, Co-Portfolio Manager of Janus, joined Janus in 2004 and has been co-portfolio manager since September 2010.

Guy Scott, Co-Portfolio Manager of Janus, joined Janus in 2007 and has been co-portfolio manager of the Portfolio since September 2010.

Carmel Wellso, Co-Portfolio Manager of Janus, joined Janus in 2008 and has been co-portfolio manager of the Portfolio since September 2010.”

In addition, the “Principal Risks” section of the summary for the Portfolio is hereby amended to include the following additional bullet point:

•

High Portfolio Turnover Risk – The Portfolio may experience significantly increased portfolio turnover over the short term in connection with the initial transition to a new portfolio management team. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect the Portfolio’s performance.

The Prospectus is further amended to replace the biography for Mr. Lynn currently set forth under the “International Growth Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” with the following information:

“Julian McManus, Co-Portfolio Manager of Janus, has been co-portfolio manager of the Portfolio since September 2010. Mr. McManus joined Janus in 2004, is an equity research analyst and also manages other Janus accounts.

Guy Scott, Co-Portfolio Manager of Janus, has been co-portfolio manager of the Portfolio since September 2010. Mr. Scott joined Janus in 2007 as a research analyst. He also manages other Janus accounts.

Carmel Wellso, Co-Portfolio Manager of Janus, has been co-portfolio manager of the Portfolio since September 2010. Ms. Wellso joined Janus in 2008 as a research analyst. She also manages other Janus accounts.”

The Portfolio may experience significantly increased portfolio turnover over the short term in connection with the initial transition to a new portfolio management team. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect the Portfolio’s performance. The Portfolio’s investment adviser and sub-adviser are actively taking steps to minimize the transaction costs associated with the portfolio management transition.

(C) International Equity Portfolio

Effective September 1, 2010, Neil Devlin will replace Dr. Guang Yang as one of the two portfolio managers of the International Equity Portfolio (the “Portfolio”). The summary for the Portfolio contained in the Prospectus is hereby amended to replace the corresponding information about Dr. Yang in the “Portfolio Management” section of the summary with the following information about Mr. Devlin:

“Neil Devlin, Executive Vice President of Templeton, joined Templeton in 2007 and has been co-portfolio manager of the Portfolio since September 2010.”

In addition, the Prospectus is hereby amended to replace the biography for Dr. Yang currently set forth under the “International Equity Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” with the following information:

“Neil Devlin, Executive Vice President of Templeton, has been co-portfolio manager of the Portfolio since September 2010. Mr. Devlin originally joined Templeton in 1987 and served as Templeton’s Chief Investment Officer for fixed income from 1994 to 1999. He rejoined Templeton in 2007, and currently manages institutional equity portfolios and has other research responsibilities for Templeton. Prior to rejoining Templeton, Mr. Devlin was a portfolio manager with Boston Partners.”

In light of Dr. Yang’s departure, Templeton Investment Counsel, LLC’s arrangement with Franklin Templeton Investments (Asia) Limited for the provision of investment management advice and assistance, including the portfolio management services of Dr. Yang, will be terminated effective September 1, 2010.

Implementation of Fee Reduction and Waiver – Focused Appreciation Portfolio

Pursuant to an Amendment dated August 12, 2010 to the Amended and Restated Investment Sub-Advisory Agreement between the Focused Appreciation Portfolio’s investment adviser, Mason Street Advisors, LLC (Mason Street Advisors) and Janus Capital Management LLC (“Janus”), the Portfolio’s sub-adviser, Mason Street Advisors will pay Janus 0.50% on the first $100 million of the Portfolio’s assets, 0.45% on the next $200 million, 0.40% on the next $200 million and 0.35% on assets in excess of $500 million. In addition, Mason Street Advisors has agreed to waive its investment management fee such that the management fee for the Portfolio will be 0.75% on first $100 million of the Portfolio’s assets, 0.70% on the next $200 million, 0.65% on the next $200 million and 0.60% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2011.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Supplement Dated August 27, 2010 to the

Summary Prospectus for the Index 500 Stock Portfolio Dated May 1, 2010

The following information supplements the Summary Prospectus for the Index 500 Stock Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective September 30, 2010, the following persons will replace Patricia L. Van Kampen as the portfolio manager of the Index 500 Stock Portfolio (the “Portfolio”). The Summary Prospectus is hereby amended to replace the corresponding information in the “Portfolio Management” section of the Summary Prospectus for the Portfolio:

“Portfolio Managers: R. David Ells, Director of MSA, joined Northwestern Mutual in 2004 and has been co-portfolio manager of the Portfolio since September 2010.

Steven A. Warren, Associate of MSA, joined Northwestern Mutual in 1998 and has been co-portfolio manager of the Portfolio since September 2010.”

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Supplement Dated August 27, 2010 to the

Summary Prospectus for the Index 400 Stock Portfolio Dated May 1, 2010

The following information supplements the Summary Prospectus for the Index 400 Stock Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective September 30, 2010, the following persons will replace Patricia L. Van Kampen as the portfolio manager of the Index 400 Stock Portfolio (the “Portfolio”). The Summary Prospectus is hereby amended to replace the corresponding information in the “Portfolio Management” section of the Summary Prospectus for the Portfolio:

“Portfolio Managers: R. David Ells, Director of MSA, joined Northwestern Mutual in 2004 and has been co-portfolio manager of the Portfolio since September 2010.

Steven A. Warren, Associate of MSA, joined Northwestern Mutual in 1998 and has been co-portfolio manager of the Portfolio since September 2010.”

Northwestern Mutual Series Fund, Inc.

Index 600 Stock Portfolio

Supplement Dated August 27, 2010 to the

Summary Prospectus for the Index 600 Stock Portfolio Dated May 1, 2010

The following information supplements the Summary Prospectus for the Index 600 Stock Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective September 30, 2010, the following persons will replace Patricia L. Van Kampen as the portfolio manager of the Index 600 Stock Portfolio (the “Portfolio”). The Summary Prospectus is hereby amended to replace the corresponding information in the “Portfolio Management” section of the Summary Prospectus for the Portfolio:

“Portfolio Managers: R. David Ells, Director of MSA, joined Northwestern Mutual in 2004 and has been co-portfolio manager of the Portfolio since September 2010.

Steven A. Warren, Associate of MSA, joined Northwestern Mutual in 1998 and has been co-portfolio manager of the Portfolio since September 2010.”

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Supplement Dated August 27, 2010 to the

Summary Prospectus for the International Growth Portfolio Dated May 1, 2010

As Supplemented on May 20, 2010

The following information supplements the Summary Prospectus for the International Growth Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010, as supplemented on May 20, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective September 1, 2010, the following team of portfolio managers will replace Brent A. Lynn as the portfolio manager of the International Growth Portfolio (the “Portfolio”). The Summary Prospectus is hereby amended to replace the corresponding information in the “Portfolio Management” section of the Summary Prospectus for the Portfolio:

“Portfolio Managers: Julian McManus, Co-Portfolio Manager of Janus, joined Janus in 2004 and has been co-portfolio manager since September 2010.

Guy Scott, Co-Portfolio Manager of Janus, joined Janus in 2007 and has been co-portfolio manager of the Portfolio since September 2010.

Carmel Wellso, Co-Portfolio Manager of Janus, joined Janus in 2008 and has been co-portfolio manager of the Portfolio since September 2010.”

In addition, the “Principal Risks” section of the Summary Prospectus is hereby amended to include the following additional bullet point:

•

High Portfolio Turnover Risk – The Portfolio may experience significantly increased portfolio turnover over the short term in connection with the initial transition to a new portfolio management team. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect the Portfolio’s performance.

Northwestern Mutual Series Fund, Inc.

International Equity Portfolio

Supplement Dated August 27, 2010 to the

Summary Prospectus for the International Equity Portfolio Dated May 1, 2010

The following information supplements the Summary Prospectus for the International Equity Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective September 1, 2010, Neil Devlin will replace Dr. Guang Yang as one of the two portfolio managers of the International Equity Portfolio (the “Portfolio”). The Summary Prospectus is hereby amended to replace the corresponding information about Dr. Yang in the “Portfolio Management” section of the Summary Prospectus for the Portfolio with the following information about Mr. Devlin:

“Neil Devlin, Executive Vice President of Templeton, joined Templeton in 2007 and has been co-portfolio manager of the Portfolio since September 2010.”

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Supplement Dated August 27, 2010 to the

Summary Prospectus for the Short-Term Bond Portfolio Dated May 1, 2010

The following information supplements the Summary Prospectus for the Short-Term Bond Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective September 30, 2010, Brian K. Yeazel will be added as a co-portfolio manager for the Short-Term Bond Portfolio (the “Portfolio”). The “Portfolio Management” section of the Summary Prospectus for the Portfolio is hereby amended to add the following information about Mr. Yeazel:

“Brian K. Yeazel, Director of MSA, joined Northwestern Mutual in 2004 and has been co-portfolio manager of the Portfolio since September 2010.”

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Supplement Dated August 27, 2010 to the

Summary Prospectus for the Select Bond Portfolio Dated May 1, 2010

The following information supplements the Summary Prospectus for the Select Bond Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective September 30, 2010, Steven J. Lyons will be added as a co-portfolio manager for the Select Bond Portfolio (the “Portfolio”). The “Portfolio Management” section of the Summary Prospectus for the Portfolio is hereby amended to add the following information about Mr. Lyons:

“Steven J. Lyons, Director of MSA, joined Northwestern Mutual in 2006 and has been co-portfolio manager of the Portfolio since September 2010.”

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Supplement Dated August 27, 2010 to the

Summary Prospectus for the Balanced Portfolio Dated May 1, 2010

The following information supplements the Summary Prospectus for the Balanced Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective September 30, 2010, R. David Ells will replace Patricia L. Van Kampen in her role as a portfolio manager for the Balanced Portfolio (the “Portfolio”). The Summary Prospectus is hereby amended to delete the paragraph relating to Ms. Van Kampen in the “Portfolio Management” section of the Summary Prospectus for the Portfolio and to amend the paragraph relating to Mr. Ells, as follows:

“R. David Ells, co-lead manager of the Portfolio, co-manages the investment grade bond portion of the Portfolio, has primary responsibility for the international equity portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2004.”

Also effective September 30, 2010, Steven J. Lyons will be added as a co-portfolio manager for the investment grade bond portion of the Portfolio. The “Portfolio Management” section of the Summary Prospectus for the Portfolio is hereby amended to add the following information about Mr. Lyons:

“Steven J. Lyons co-manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2006.”

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Supplement Dated August 27, 2010 to the

Summary Prospectus for the Asset Allocation Portfolio Dated May 1, 2010

The following information supplements the Summary Prospectus for the Asset Allocation Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective September 30, 2010, R. David Ells will replace Patricia L. Van Kampen in her role as a portfolio manager for the Asset Allocation Portfolio (the “Portfolio”). The Summary Prospectus is hereby amended to delete the paragraph relating to Ms. Van Kampen in the “Portfolio Management” section of the Summary Prospectus for the Portfolio and to amend the paragraph relating to Mr. Ells, as follows:

“R. David Ells, co-lead manager of the Portfolio, co-manages the investment grade bond portion of the Portfolio, has primary responsibility for the international equity portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2004.”

Also effective September 30, 2010, Steven J. Lyons will be added as a co-portfolio manager for the investment grade bond portion of the Portfolio. The “Portfolio Management” section of the Summary Prospectus for the Portfolio is hereby amended to add the following information about Mr. Lyons:

“Steven J. Lyons co-manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2006.”